Description of Business, Summary of Significant Accounting Policies, and Going Concern - Narrative (Details)											3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2025	Dec. 30, 2024	Dec. 21, 2023 shares	Jun. 23, 2023 USD ($) shares	Jun. 12, 2023 USD ($) shares	Jun. 05, 2023 USD ($) shares	Jun. 01, 2023 shares	Apr. 18, 2023 USD ($) shares	Jan. 08, 2021 shares	Apr. 25, 2019 shares	Sep. 30, 2024 USD ($) customer shares	Sep. 30, 2023 USD ($) customer	Sep. 30, 2024 USD ($) customer shares	Sep. 30, 2023 USD ($) customer	Dec. 31, 2023 USD ($) customer shares	Dec. 31, 2022 USD ($) shares	Jul. 06, 2023 shares	Feb. 15, 2023 shares	Sep. 11, 2022 shares	Dec. 31, 2021 USD ($)	Jun. 30, 2020 shares	Jan. 31, 2020 shares	Nov. 09, 2016 shares
Description of Business and Summary of Significant Accounting Policies And Going Concern
Common stock, shares authorized (in shares) | shares											50,000,000		50,000,000		50,000,000	50,000,000	50,000,000
Stock split													0.20
Reverse stock split		0.06
Net loss attributable to T Stamp Inc.											$ 1,255,915	$ 35,162	$ 6,532,845	$ 4,752,980	$ 7,637,642	$ 12,091,540
Operating cash outflows													6,183,158	5,884,123	7,852,546	6,337,386
Working capital											(1,450,000)		(1,450,000)		(1,980,000)
Accumulated deficit											$ 55,446,691		55,446,691		50,853,285	39,299,726
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees													$ 3,985,795	7,464,312	$ 7,464,312	$ 983,195
Number of warrants exercised for issuance of shares (in shares) | shares											1,419,430		1,419,430		429,749	97,675					428
Shares issued upon exercise of warrants (in shares) | shares			104,889	47,132			85,314
Shares issued (in shares) | shares											0		0		3,649	3,768
Common stock, shares issued (in shares) | shares											1,254,650		1,254,650		613,206	327,389
Cash and cash equivalents											$ 598,031	$ 3,182,503	$ 598,031	$ 3,182,503	$ 3,140,747	$ 1,254,494				$ 3,475,695
Impairment of intangible assets finite lived													24,000		12,000	0
Goodwill impairment loss													0		0	0
Gross receivables															694,000	1,010,000.00
Allowance for credit losses															8,000	0
Unbilled receivables											$ 4,463		4,463		143,219	109,475
Advertising and marketing expense															224,000	217,000
Impaired capitalized internal-use software													$ 24,000		$ 19,000
Effective tax rate															0.00%
Unrecognized tax benefits															$ 0	$ 0
Third Restated Certificate
Description of Business and Summary of Significant Accounting Policies And Going Concern
Common stock, shares authorized (in shares) | shares																	50,000,000
Securities purchase agreement
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of shares agreed to issue and sell (in shares) | shares					21,487	49,094		37,559
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees				$ 14,734	$ 322	$ 1,693,720		$ 1,859,154
Number of warrants exercised for issuance of shares (in shares) | shares				14,734	21,487	36,220		67,330
Proceeds from warrant exercises				$ 221		$ 1,249,047		$ 3,332,835
Shares issued upon exercise of warrants (in shares) | shares						49,094		104,889
Proceeds from offering after deducting placement fee and legal expense						$ 2,686,773		$ 4,778,550
Placement fee						205,994		363,439
Legal expense						$ 50,000		$ 50,000
Subsequent Events
Description of Business and Summary of Significant Accounting Policies And Going Concern
Stock split	15
Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers | customer											3	3	3	3
Top Three Customers | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)													86.87%		91.11%	95.37%
Number of customers | customer													3		3
Top Three Customers | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)											93.24%	95.85%	94.68%	90.53%
Customer One | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)													65.12%		53.55%	36.90%
Customer Two | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)													17.12%		30.43%	32.69%
Customer Three | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)													4.63%		7.13%	25.78%
Customer | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)															89.75%	93.60%
S And P 500 Bank | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)											66.34%	81.87%	63.66%	14.95%	17.77%	18.36%
Mastercard | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)											17.60%	6.07%	21.07%		16.94%	14.23%
Triton | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)											9.30%		9.95%
FIS | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)														12.60%
ICE | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)												7.91%		62.98%		61.01%
Bank Time Deposits
Description of Business and Summary of Significant Accounting Policies And Going Concern
Cash and cash equivalents											$ 30,342		$ 30,342		$ 2,620,765	$ 71,000
Common Class A
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of warrants exercised for issuance of shares (in shares) | shares															18,928				26,000			62,141	5,342
Shares issued (in shares) | shares										21,368					13,736
Common stock, shares issued (in shares) | shares																		13,736
Common stock, shares held (in shares) | shares													0
Common Class A | Various employees
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of shares transferred (in shares) | shares									17,600	17,600
Pre Funded Warrants
Description of Business and Summary of Significant Accounting Policies And Going Concern
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees				$ 221	$ 322
Shares issued upon exercise of warrants (in shares) | shares				14,734	21,487